Concentration and Risk (Details) - Schedule of Customer Concentration Risk	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	16.00%		16.00%		53.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	26.00%		45.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	10.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	12.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	21.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	10.00%		26.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	18.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	47.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	11.00%			[1]
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]		[1]	13.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]		[1]	10.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	17.00%		23.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	11.00%			[1]
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	32.00%			[1]
Customer Concentration Risk [Member] | Customer K [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	30.00%		53.00%
Customer Concentration Risk [Member] | Customer L [Member] | Contract Liabilities [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	25.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	23.00%		10.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	16.00%			[1]		[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	10.00%		18.00%		13.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	20.00%		19.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier E [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	17.00%		10.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier F [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	10.00%			[1]
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier G [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]		[1]	27.00%
Supplier Concentration Risk [Member] | Cost of Revenue [Member] | Supplier H [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]		[1]	11.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier A [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	71.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier D [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	23.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier E [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	12.00%		13.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier I [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	22.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier J [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	19.00%			[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier K [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	10.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	35.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Percentage of the Group’s total revenue
Concentration risk percentage		[1]	29.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	12.00%		25.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	11.00%		28.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier L [Member]
Percentage of the Group’s total revenue
Concentration risk percentage	22.00%			[1]

[1]	Represented the percentage below 10%